FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Jun. 30, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Credit Facilities		$ 52,066		$ 19,143
Deferred capital obligation			$ 20,000
Liquidity risk
Disclosure of detailed information about borrowings [line items]
Accounts payable and accrued liabilities		73,307
Accounts payable and accrued liabilities		7,890
Credit Facilities		52,066
Convertible Debentures		50,000
Senior Notes		312,950
Deferred capital obligation		4,755
Deferred financing obligation		1,505
Finance lease obligation		6,891
Total	$ 509,364
1 Year | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Accounts payable and accrued liabilities		73,307
Accounts payable and accrued liabilities		4,468
Credit Facilities		0
Convertible Debentures		0
Senior Notes		0
Deferred capital obligation		4,755
Deferred financing obligation		1,505
Finance lease obligation		1,170
Total	85,205
2-3 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Accounts payable and accrued liabilities		0
Accounts payable and accrued liabilities		3,422
Credit Facilities		52,066
Convertible Debentures		0
Senior Notes		312,950
Deferred capital obligation		0
Deferred financing obligation		0
Finance lease obligation		947
Total	369,385
4-5 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Accounts payable and accrued liabilities		0
Accounts payable and accrued liabilities		0
Credit Facilities		0
Convertible Debentures		50,000
Senior Notes		0
Deferred capital obligation		0
Deferred financing obligation		0
Finance lease obligation		928
Total	50,928
More than 5 years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Accounts payable and accrued liabilities		0
Accounts payable and accrued liabilities		0
Credit Facilities		0
Convertible Debentures		0
Senior Notes		0
Deferred capital obligation		0
Deferred financing obligation		0
Finance lease obligation		$ 3,846
Total	$ 3,846